Supplement Dated December 7, 2006

To

Prospectus Dated May 1, 2005

For

Farmers Variable Annuity I

Issued By

Kemper Investors Life Insurance Company

Effective November 3, 2006, the Money Market VIP Portfolio (formerly Scudder Money Market Portfolio) of DWS Variable Series I (formerly Scudder Variable Series I) merged into the DWS Money Market VIP Portfolio of DWS Variable Series II.

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This Supplement amends your Prospectus by deleting all references in your Prospectus to Scudder Money Market Portfolio.

This Supplement further amends the following disclosures in your Prospectus regarding DWS Variable Series II (formerly known as Scudder Variable Series II):

1. On the cover page of your Prospectus, the reference to Scudder Variable Series II (Class A Shares) is amended to read as follows:

•	DWS Variable Series II (formerly known as Scudder Variable Series II) (Class A Shares)

•	DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio)

•	DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)

•	DWS High Income VIP (formerly Scudder High Income Portfolio)

•	DWS Money Market VIP [2]

•	DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio)

[2]	Effective November 3, 2006, pursuant to shareholder approval, Money Market VIP (formerly Scudder Money Market Portfolio), a portfolio within DWS Variable Series I (formerly Scudder Variable Series I), merged into the DWS Money Market VIP Portfolio, a portfolio within DWS Variable Series II (formerly Scudder Variable Series II).

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2. On page 10 of your Prospectus, within the Annual Fund Operating Expenses table, the listing of the fees and expenses for Scudder Variable Series II (Class A Shares) is amended to read as follows:

Portfolio	Management Fees	12b-1 Fees(1)	Other Expenses	Gross Total Annual Expenses	Fee Waiver or Expense Reimburse-ment	Contractual Net Total Annual Expenses
DWS Variable Series II (formerly Scudder Variable Series II ) (Class A Shares)
DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio)	0.73%	N/A	0.05%	0.78%	N/A	0.78%
DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)	0.55%	N/A	0.08%	0.63%	N/A	0.63%
DWS High Income VIP (formerly Scudder High Income Portfolio)	0.60%	N/A	0.10%	0.70%	N/A	0.70%
DWS Money Market VIP [5]	0.39%	N/A	0.05%	0.44%	N/A	0.44%
DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio) [6]	0.65%	N/A	0.07%	0.72%	N/A	0.72%

[5]	Effective November 3, 2006, pursuant to shareholder approval, Money Market VIP (formerly Scudder Money Market Portfolio), a portfolio within DWS Variable Series I (formerly Scudder Variable Series I), merged into the DWS Money Market VIP Portfolio, a portfolio within DWS Variable Series II (formerly Scudder Variable Series II).

The Management Fees for DWS Money Market VIP have been restated to reflect the management fee schedule for DWS Money Market VIP that is effective upon consummation of the merger. Other expenses are estimated, accounting for the effect of the merger. Through April 30, 2010, the investment manager has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.44% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3. On pages 10 and 11 of your Prospectus, existing footnote 5 is renumbered as footnote 6 and revised to read as follows:

[6]	Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Net Total Annual Expenses of DWS Small Cap Growth VIP to 0.72%.

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4. Within the table that summarizes each Portfolio’s investment objective appearing on page 16 of your Prospectus, the following listing of Investment Objective and Investment Adviser replaces the existing listing for Scudder Money Market Portfolio:

Portfolio	Investment Objective and Investment Adviser
DWS Money Market VIP (Class A Shares)	Seeks maximum current income to the extent consistent with stability of principal. The investment adviser is Deutsche Investment Management Americas Inc.

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